UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street Omaha, Nebraska  68137

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

3/31

Date of reporting period: 3/31/12

Item 1.  Reports to Stockholders.

Tatro Capital Tactical Appreciation Fund

Ticker Symbol: TCTNX

Annual Report

March 31, 2012

Investor Information: 1-877-395-5941

www.TCFunds.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Tatro Capital Tactical Appreciation Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

Tatro Capital Tactical Appreciation Fund

LETTER TO SHAREHOLDERS

March 31, 2012

To understand the expectations I have for TCTNX you first must understand why I took the laborious steps to convert my previous accredited investor only hedge fund*, FlexWater, LLC into the Tatro Capital Tactical Appreciation Fund. I can still remember the weekend I spent in mid-2010 calculating the trading costs for my separate account clients while I attempted to mimic the moves I was making in my hedge fund. Due to the structure of the advisory accounts those clients appeared to be at an immediate disadvantage. Not only did the custodian charge for each transaction, but the limitations on investments were cumbersome and the flexibility was simply non-existent. The result was a vast outperformance by my hedge fund, for a select group of high net worth individuals that I did not believe was fair. Thus began the process to convert the hedge fund into a no-load mutual fund making our market trading available for all. With this conversion came a certain set of expectations to achieve at minimum similar results that our hedge fund achieved, which thus far I have not been able to meet. While this letter serves to address the fund through the first quarter of 2012, it is being written well after our first full year of being a no-load mutual fund and therefore pretending as if I am unaware of our disappointing results through the first year of operation would be beyond ridiculous.

As I study trade after trade throughout the first year, I continue to come to the same conclusion which is I have simply been unsuccessful in scaling up my trading for a larger pool of money. You see, over the years I have made a name for myself as a technical driven trader and while I tend to be agnostic to the individual stocks that I may trade, more often than not finding the greatest reward within the micro to small-cap world of high momentum trading. In the past I have been able to make great progress trading these stocks without the dangers of getting ‘stuck’ due to liquidity issues or the general thinness of the stock’s trading volume. With a larger pool of assets these stocks become almost un-tradable and returns must be generated through larger stocks offering greater liquidity. So far, I have been unable to successfully make this adjustment.

As the first quarter began I entered the year 100% in cash. I felt as if our management throughout 2011 was reasonable as we not only outperformed the general averages from our May 6th inception but did so with far less volatility, something we strive for each and every day. The end of 2011 felt ‘fictitious’ as the general market became thinner and thinner, led by a small group of stocks wielding incredible influence on the general market. Needless to say the 2% gap to start day one of trading for 2012 caught me flat footed and behind. Unfortunately this set the tone for the entire first quarter which has perpetually felt like a game of cat and mouse with me being on the short end of the stick. As I write we now find ourselves with minimal inventory watching the market breakdown, pursuing the path I originally believed it would at the very start of the year. On a positive, our style, regardless of investment vehicle will seek to control risk in that we will take stop-losses** and raise cash when needed.

As we finish out the first half of the year, I’m working hard to right the ship. I’m applying the same disciplined trading approach I have in the past to a smaller subset of stocks that I feel offer higher liquidity and less volatility. Should the market continue its downtrend and enter a new secular bear market, I will look to capitalize on this over time and make up the recent draw through short sales however if the market finds support and enters the next phase of the bull run, I will also look to redeploy on the long side. I’m not happy about our first year and now it’s time for dramatic improvement.

*Hedge Fund: An aggressively managed portfolio of investments that uses advanced investment strategies such as leveraged, long, short and derivative positions in both domestic and international markets with the goal of generating high returns (either in an absolute sense or over a specified market benchmark).

**Stop-loss: An order placed with a broker to sell a security when it reaches a certain price. A stop-loss order is designed to limit an investor's loss on a security position.

0797-NLD-5/25/2012

Tatro Capital Tactical Appreciation Fund

PERFORMANCE OF A $10,000 INVESTMENT (Unaudited)

Since Inception Through March 31, 2012

Annualized Total Returns as of March 31, 2012
	One Year	Since Inception*
Tatro Capital Tactical Appreciation Fund	(0.72)%	3.25%**
S&P 500	8.54%	0.82%

* Commencement of operations is July 1, 2007.

**Reflects the actual fees and expenses that were charged when the Fund was a Partnership with the exception of performance fees. The predecessor partnership’s performance is only for the periods before the Fund’s registration statement was effective, which was May 6, 2011. Prior to May 6, 2011, the predecessor partnership was not registered under the Investment Company Act of 1940 and was not subject to the requirements of the Internal Revenue Code relating to regulated investment companies, which, if it were, might have adversely affected its performance.

The S&P 500 is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the Adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross annual operating expenses, including underlying funds, is 2.09%.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on fund distributions or the redemption of the fund shares.  For performance information current to the most recent month-end, please call 1-877-395-5941.

PORTFOLIO ANALYSIS (Unaudited) March 31, 2012
Percent of Net Assets
Short-Term Investments	45.67%
Common Stock	42.36%
Exchange Traded Funds	5.02%
Other Assets Less Liabilities	6.95%
Total	100.00%

Tatro Capital Tactical Appreciation Fund
PORTFOLIO OF INVESTMENTS
March 31, 2012
Shares		Value

	COMMON STOCK - 42.36%
	ADVERTISING - 0.28%
29,138	Valuevision Media, Inc. - Cl. A *	$ 60,316

	CHEMICALS - 1.26%
1,500	CF Industries Holdings, Inc.	273,975

	COMMERCIAL SERVICES - 1.25%
6,500	Acacia Research Corp. *	271,310

	ELECTRONICS - 0.91%
18,600	Zagg, Inc. *	197,718

	ENVIRONMENTAL CONTROL - 0.74%
40,000	Clean Diesel Technologies, Inc. *	161,200

	HOME FURNISHINGS - 0.59%
8,100	Skullcandy, Inc. *	128,223

	HOUSEHOLD PRODUCTS/WARES - 4.27%
13,500	Clorox Co.	928,125

	INTERNET - 9.22%
2,000	Baidu, Inc. - ADR *	291,540
6,000	BroadSoft, Inc. *	229,500
14,206	Groupon, Inc. *	261,106
150,000	Renren, Inc. - ADR *	828,000
12,800	VirnetX Holding Corp. *	306,304
3,333	Yelp, Inc. *	89,624
		2,006,074
	MINING - 3.97%
145,000	Avalon Rare Metals, Inc. *	433,550
12,734	Molycorp, Inc. *	430,791
		864,341
	OIL & GAS SERVICES - 0.17%
3,125	Flotek Industries, Inc. *	37,563

	PHARMACEUTICALS - 8.26%
30,000	Endocyte, Inc. *	149,400
25,000	Johnson & Johnson	1,649,000
		1,798,400
	PIPELINES - 1.30%
20,000	Crosstex Energy, Inc.	282,800

Tatro Capital Tactical Appreciation Fund
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2012
Shares		Value

	SOFTWARE - 0.56%
25,000	Glu Mobile, Inc. *	$ 121,250

	TELECOMMUNICATIONS - 3.06%
22,700	America Movil SAB de CV - ADR	563,641
50,000	Powerwave Technologies, Inc. *	102,500
		666,141
	TRANSPORTATION - 6.52%
7,200	Canadian National Railway Co.	571,896
6,199	Capital Product Partners LP	50,274
50,000	Diana Shipping, Inc. *	448,500
100,000	Dryships, Inc. *	348,000
		1,418,670

	TOTAL COMMON STOCK	9,216,106
	( Cost - $9,255,801)

	EXCHANGE TRADED FUNDS - 5.02%
	EQUITY FUND - 5.02%
48,334	ProShares UltraShort Basic Materials *	724,526
16,001	ProShares UltraShort Oil & Gas *	367,543
	TOTAL EXCHANGE TRADED FUNDS	1,092,069
	( Cost - $1,072,744)

	SHORT-TERM INVESTMENTS - 45.67%
	MONEY MARKET FUND - 15.80%
3,437,373	Dreyfus Treasury Prime Cash Management, 0.00%+	3,437,373

Principal
	U.S. TREASURY BILLS - 29.87%
$ 1,000,000	0.01%, Due 4/5/2012 ^	999,998
3,500,000	0.04%, Due 5/31/2012 ^	3,499,793
2,000,000	0.07%, Due 5/17/2012 ^	1,999,837
		6,499,628

	TOTAL SHORT-TERM INVESTMENTS	9,937,001
	( Cost - $9,937,001)

	TOTAL INVESTMENTS - 93.05%
	( Cost - $20,265,546) (a)	$ 20,245,176
	OTHER ASSETS LESS LIABILITIES- 6.95%	1,512,743
	NET ASSETS - 100.00%	$ 21,757,919

Tatro Capital Tactical Appreciation Fund
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2012
Shares		Value

	SECURITIES SOLD SHORT - (23.23) %
2,000	Apple Inc. *	$ 1,198,940
12,500	iShares Russell 2000 Index Fund	1,035,625
14,000	Market Vectors Oil Service ETF *	568,680
33,333	Powershares QQQ Trust Series 1	2,251,644
	TOTAL SECURITIES SOLD SHORT	$ 5,054,889
	( Proceeds - $5,081,642) (a)

* Non-income producing security.
ADR - American Depositary Receipt.
+ Money market fund; interest rate reflects the seven-day effective yield on March 31, 2012.
^ All of this security is segregated as collateral for securities sold short.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $15,190,936 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost		$ 135,973
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value		(136,622)
Net unrealized depreciation		$ (649)

The accompanying notes are an integral part of the financial statements.

Tatro Capital Tactical Appreciation Fund
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2012

Assets:
Investments in Securities at Market Value (Identified Cost $20,265,546)	$ 20,245,176
Deposits with Broker	624,189
Receivable for Securities Sold	13,167,811
Dividends and Interest Receivable	7,650
Prepaid Expenses and Other Assets	7,725
Total Assets	34,052,551

Liabilities:
Payable for Securities Purchased	7,163,621
Securities Sold Short (Proceeds $5,081,642)	5,054,889
Accrued Advisory Fees	27,085
Accrued Distribution Fees	4,776
Payable to Other Affiliates	7,530
Accrued Expenses and Other Liabilities	36,731
Total Liabilities	12,294,632

Net Assets (Unlimited shares of no par value interest authorized;
2,154,437 shares outstanding)	$ 21,757,919

Investor Class Shares:
Net Asset Value, Offering and Redemption Price Per Share
($21,757,919 / 2,154,437 shares of beneficial interest outstanding)	$ 10.10

Composition of Net Assets:
At March 31, 2012, Net Assets consisted of:
Paid-in-Capital	$ 21,457,966
Accumulated Net Investment Loss	(78,663)
Accumulated Net Realized Gain From Security Transactions	372,233
Net Unrealized Appreciation (Depreciation) of:
Security Transactions	(20,370)
Short Sales	26,753
Net Assets	$ 21,757,919

The accompanying notes are an integral part of the financial statements.

Tatro Capital Tactical Appreciation Fund
STATEMENT OF OPERATIONS
For the Period Ending March 31, 2012 *

Investment Income:
Dividend Income (Less $204 Foreign Taxes)	$ 47,022
Interest Income	3,563
Total Investment Income	50,585

Expenses:
Investment Advisory Fees	162,029
Distribution Fees	40,507
Administration Fees	37,032
Fund Accounting Fees	23,713
Transfer Agent Fees	22,177
Registration & Filing Fees	16,132
Chief Compliance Officer Fees	15,951
Audit Fees	15,045
Printing Expense	10,486
Custody Fees	6,456
Legal Fees	5,439
Trustees' Fees	5,124
Interest Expense	4,935
Dividend Expense on Short Positions	5,086
Miscellaneous Expenses	2,198
Total Expenses	372,310
Less: Fees Waived by Adviser	(94,798)
Net Expenses	277,512
Net Investment Loss	(226,927)

Net Realized and Unrealized Gain on Investments:
Net Realized Gain (Loss) from:
Investments	757,872
Securities Sold Short	(203,323)
Purchased Options	400
Written Options	(200)
Total Net Realized Gain on Investments	554,749

Net Change in Unrealized Appreciation (Depreciation) of:
Investments	(20,370)
Securities Sold Short	26,753
Total Net Change in Unrealized Appreciation (Depreciation)	6,383

Net Realized and Unrealized Gain on Investments	561,132

Net Increase in Net Assets Resulting From Operations	$ 334,205

_____
*The Fund commenced operations on May 6, 2011.

The accompanying notes are an integral part of the financial statements.

Tatro Capital Tactical Appreciation Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period
Ended
March 31, 2012 *
Operations:
Net Investment Loss	$ (226,927)
Net Realized Gain on Investments, Short Sales and Options	554,749
Net Change in Unrealized Appreciation (Depreciation) on Investments and Short Sales	6,383

Net Increase in Net Assets
Resulting From Operations	334,205

Distributions to Shareholders From:
Net Realized Gains ($0.01 per share)	(12,980)

Beneficial Interest Transactions:
Proceeds from Shares Issued (2,563,151 shares)	25,534,857
Distributions Reinvested (1,277 shares)	12,961
Cost of Shares Redeemed (409,991 shares)	(4,111,124)
Total Beneficial Interest Transactions	21,436,694

Increase in Net Assets	21,757,919

Net Assets:
Beginning of Period	-

End of Period (including accumulated net investment	$ 21,757,919
loss of $78,663)

_____
*The Fund commenced operations on May 6, 2011.

The accompanying notes are an integral part of the financial statements.

Tatro Capital Tactical Appreciation Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	Period
	Ended
	March 31, 2012 *

Net Asset Value, Beginning of Period	$ 10.00

Increase From Operations:
Net investment loss (a)	(0.13)
Net gain from securities
(both realized and unrealized)	0.24
Total from operations	0.11

Distributions to shareholders from:
Net realized gains	(0.01)

Net Asset Value, End of Period	$ 10.10

Total Return (b)	1.06%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 21,758
Ratio of expenses to average net assets, (e)
before reimbursement	2.28%	(c)
net of reimbursement	1.70%	(c)
Ratio of expenses to average net assets (excluding dividend and interest expense), (e)
before reimbursement	2.23%	(c)
net of reimbursement	1.65%	(c)
Ratio of net investment loss to average net assets (e)	(1.40%)	(c)
Portfolio turnover rate	4980%	(d)
__________
*The Fund commenced operations on May 6, 2011.
(a) Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the period.

(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.  Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.

(c) Annualized.
(d) Not annualized.
(e) Does not include expenses of investment companies in which the Fund invests.

The accompanying notes are an integral part of the financial statements.

Tatro Capital Tactical Appreciation Fund

NOTES TO FINANCIAL STATEMENTS

March 31, 2012

1.

ORGANIZATION

Tatro Capital Tactical Appreciation Fund (the “Fund”), is a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, open-end management investment company.  The investment objective of the Fund is growth of capital.

Tatro Capital Tactical Appreciation Fund was organized originally as a limited liability company in July 2007.  Effective as of the close of business on May 5, 2011, the predecessor company was reorganized into a Delaware statutory trust as a registered investment company.  Tatro Capital Tactical Appreciation Fund commenced operations on May 6, 2011 with a contribution of assets and liabilities, including securities-in-kind from the predecessor limited liability company.

The Fund currently offers Investor Class shares which are offered at net asset value.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued.  In the absence of a sale on the primary exchange, such securities shall be valued at the last bid on the primary exchange.  NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Tatro Capital Tactical Appreciation Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2012

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 9,216,106	$ -	$ -	$ 9,216,106
Exchange Traded Funds	1,092,069	-	-	1,092,069
Short-Term Investments	3,437,373	6,499,628	-	9,937,001
Total	$ 13,745,548	$ 6,499,628	$ -	$ 20,245,176
Liabilities
Securities Sold Short	$ 5,054,889	$ -	$ -	$ 5,054,889
Total	$ 5,054,889	$ -	$ -	$ 5,054,889

         *Please refer to the Portfolio of Investments for Industry Classification.

          The Fund did not hold any Level 3 securities during the period.

             There were no transfers into or out of Level 1 and Level 2 during the current period presented.

             It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Option Transactions – The Fund is subject to equity risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on

Tatro Capital Tactical Appreciation Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2012

its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As the writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

As of March 31, 2012, the amount of realized gain on option contracts subject to equity price risk amounted to $200.  Such figures can be found on the Statement of Operations.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline.  The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date.  If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size.  Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for the open tax year 2012. The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date.   The Fund will declare and pay net realized capital gains, if any, annually.  The character of income and gains to be distributed is determined in accordance with Federal income tax regulations, which may differ from GAAP.  These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require classification.

Tatro Capital Tactical Appreciation Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2012

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

The business activities of the Fund are supervised under the direction of the Board, which is responsible for the overall management of the Fund.   Tatro Capital, LLC serves as the Fund’s Investment Adviser (the “Adviser”).  The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Investment Advisory Agreement with the Fund, the Adviser, with the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the average daily net assets of the Fund.  For the period ended March 31, 2012, the Adviser earned advisory fees of $162,029.

The Adviser has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (including offering costs but exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation) at least until July 31, 2012, so that the total annual operating expenses of the Fund do not exceed 1.65% of the Fund’s average daily net assets.  Waivers and expense payments may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived or reimbursed.  During the period ended March 31, 2012, the Adviser waived fees and reimbursed expenses of $94,798, all of which is subject to recapture by the Adviser until March 31, 2015.

Distributor – The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Adviser.  The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.  For the period ended March 31, 2012, the Fund incurred distribution fees of $40,507.

Trustees – Effective April 1, 2012, with the approval of the Board, the Fund pays its pro rata share of a total fee of $21,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Previously, the Fund paid its pro rata share of a total fee of $17,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Adviser. The Fund pays the chairperson of the Audit committee its pro rata share of an additional $2,500 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting, transfer agency and custody administration services to the Fund.    GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

Tatro Capital Tactical Appreciation Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2012

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC  (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”) - Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from the Fund.

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than U.S. Government securities and short-term investments, for the period ended March 31, 2012 amounted to $323,337,854 and $313,766,979, respectively.

Transactions in option contracts written during the period ended March 31, 2012 were as follows:

	Contracts	Premium
Outstanding at Beginning of Period	-	$ -
Options written	25	2,375
Options closed	(25)	(2,375)
Options exercised	-	-
Options expired	-	-
Outstanding at End of Period	-	$ -

5.   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENT OF CAPITAL

The tax character of distributions for the period ended was as follows:

Fiscal Period Ended
March 31, 2012
Ordinary Income	$ 12,980
$ 12,980

As of March 31, 2012, the components of distributable earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October	Capital Loss	Unrealized	Total
Ordinary	Long-Term	& Late Year	Carry	Appreciation/	Accumulated
Income	Gains	Losses	Forwards	Depreciation	Earnings/(Deficits)
$ 377,966	$ 1,299	$ (78,663)	$ -	$ (649)	$ 299,953

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed ordinary income and accumulated net realized gain from security transactions is primarily attributable to the tax deferral of losses on wash sales and late year losses and the tax treatment of short-term capital gains.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer such late year losses of $78,663.

Tatro Capital Tactical Appreciation Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2012

Permanent book and tax differences are primarily attributable to differences in book/tax treatment of foreign currency gain/(loss) and short-term capital gains; adjustments for partnerships, passive foreign investment companies and grantor trusts; and the adjustment for tax gain/loss due to the Fund’s conversion from a hedge fund, resulted in reclassification for the year ended March 31, 2012 as follows:

Paid in	Accumulated Net	Accumulated Net Realized
Capital	Investment Loss	Gain from Security Transactions
$ 21,272	$ 148,264	$ (169,536)

6.

NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements.” ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards  (“IFRS”).    ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact the amendment may have on the Fund’s financial statements.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

7.

SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   Management has determined that there were no subsequent events to report through the issuance of these financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Tatro Capital Tactical Appreciation Fund and Board of Trustees of Northern Lights Fund Trust

We have audited the accompanying statement of assets and liabilities of Tatro Capital Tactical Appreciation Fund, a series of shares of beneficial interest of Northern Lights Fund Trust (the “Fund”), including the portfolio of investments, as of March 31, 2012, and the related statements of operations, changes in net assets and the financial highlights for the period May 6, 2011 (commencement of operations) through March 31, 2012.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of March 31, 2012 by correspondence with the custodian and broker.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tatro Capital Tactical Appreciation Fund as of March 31, 2012, and the results of its operations, the changes in its net assets and its financial highlights for the period May 6, 2011 through March 31, 2012 in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

May 30, 2012

Tatro Capital Tactical Appreciation Fund

TRUSTEES AND OFFICERS (Unaudited)

March 31, 2012

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.  The address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137 unless otherwise noted.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Anthony J. Hertl (1950)	Trustee Since 2005	Consultant to small and emerging businesses (since 2000).	97

AdvisorOne Funds (12 portfolios) (since 2004); Ladenburg Thalmann Alternative Strategies Fund (since June 2010); Satuit Capital Management Trust;  World Funds Trust; The Z-Seven Fund, Inc. (2007 – May, 2010), Greenwich Advisors Trust (2007- February 2011) and Global Real Estate Fund; Northern Lights Variable Trust (since 2006)

Gary W. Lanzen (1954)	Trustee Since 2005	Founder and President, Orizon Investment Counsel, LLC (since 2000); Chief Investment Officer (2006 -2010); Partner, Orizon Group, Inc. (a financial services company) (2002-2006).	97	AdvisorOne Funds (12 portfolios) (since 2003); Ladenburg Thalmann Alternative Strategies Fund (since 2010); Northern Lights Variable Trust (since 2006)
Mark H. Taylor (1964)	Trustee Since 2007	Professor, Department of Accountancy, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002 – 2009); Member Auditing Standards Board, AICPA (since 2008).	98

Ladenburg Thalmann Alternative Strategies Fund (since 2010); Lifetime Achievement Mutual Fund, Inc. (LFTAX) (Director and Audit Committee Chairman) (since 2007); NLFT III (since February 2012); Northern Lights Variable Trust (since 2007)

John V. Palancia (1954)	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	98	Northern Lights Variable Trust (since 2011); NLFT III (since February 2012)

Interested Trustees and Officers

Tatro Capital Tactical Appreciation Fund

TRUSTEES AND OFFICERS (Unaudited)(Continued)

March 31, 2012

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Michael Miola*** (1952)	Trustee Since 2005	Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Gemini Fund Services, LLC; Orion Advisor Services, LLC, CLS Investments, LLC, Gemcom, LLC and Northern Lights Compliance Services, LLC (since 2003).	97	AdvisorOne Funds (12 portfolios) (since 2003); Ladenburg Thalmann Alternative Strategies Fund (since 2010); Constellation Trust Co.; Northern Lights Variable Trust (since 2006)
Andrew Rogers 450 Wireless Blvd. Hauppauge, NY 11788 (1969)	President Since 2006

Chief Executive Officer, Gemini Fund Services, LLC (since 2012); President and Manager, Gemini Fund Services, LLC (2006 - 2012); Formerly Manager, Northern Lights Compliance Services, LLC (2006 – 2008); and President and Manager, GemCom LLC (2004 – 2011).

			N/A	N/A
Kevin E. Wolf 450 Wireless Blvd. Hauppauge, NY 11788 (1969)	Treasurer Since 2006	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, GemCom, LLC (since 2004).	N/A	N/A
James P. Ash 450 Wireless Blvd. Hauppauge, NY 11788 (1976)	Secretary Since 2011

Senior Vice President, Gemini Fund Services, LLC (since 2012) Vice President of Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).

			N/A	N/A
Lynn Bowley (1958)	Chief Compliance Officer Since 2007	Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).	N/A	N/A

* The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

** The term “Fund Complex” includes the Northern Lights Fund Trust (“NLFT”), Northern Lights Fund Trust III (“NLFT III”) and the Northern Lights Variable Trust (“NLVT”).

*** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Funds’ Distributor).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-395-5941.

Tatro Capital Tactical Appreciation Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

March 31, 2012

As a shareholder of the Fund you incur ongoing costs, including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (10/1/11)	Ending Account Value (3/31/12)	Expenses Paid During Period* (10/1/11 to 3/31/12)
Actual	$1,000.00	$1,007.63	$8.28
Hypothetical (5% return before expenses)	$1,000.00	$1,016.75	$8.32

 *Expenses Paid During Period are equal to the Fund’s annualized expense ratio of 1.65%, multiplied by the average account value over the period, multiplied by 183 days and divided by 366 (to reflect the number of days in the six month period ended March 31, 2012).

Approval of Advisory Agreement –Tatro Capital Tactical Appreciation Fund

In connection with a regular meeting held on December 13, 2010 the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Tatro Capital, LLC (the “Adviser”) and the Trust, on behalf of Tatro Capital Tactical Appreciation Fund (the “Fund”). In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement. These materials included: (a) information on the investment performance of a composite the Adviser’s separately managed accounts and appropriate indices with respect to the composite; (b) Portfolio’s overall fees and operating expenses compared with similar mutual funds; (c) the overall organization of the Adviser; and (d) the financial condition of the Adviser.

In their consideration of the proposed Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Nature, Extent and Quality of Services.  A presentation was given by representatives of the Adviser regarding the Fund’s investment objective and investment strategies.  The Trustees then discussed the nature of the Adviser’s operations, the quality of the Adviser’s compliance infrastructure and the experience of its Fund management personnel. The Board then reviewed the capitalization of the Fund’s Adviser based on financial statements provided by the Adviser in the Board materials and concluded that the Fund’s Adviser has sufficient financial resources to meet its obligations to the Trust. The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board’s expectations.

 Performance.  Because the Fund has not yet commenced operations, the Trustees could not consider its investment performance of the Fund.  However, the Board, including the Independent Trustees, considered the Adviser’s past performance managing hedge funds.  The Board concluded that the Adviser’s has potential to deliver favorable performance.

 Fees and Expenses.  The Board noted that the Adviser would charge a 1.00% annual advisory fee based on the average net assets of the Fund.  The Trustees concluded that the Fund’s advisory fee, as well as its overall expense ratio, was acceptable in light of the quality of the services the Fund expects to receive from the Adviser and the level of fees paid by a peer group of other similarly managed mutual funds.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  It was the consensus of the Board that based on the anticipated size of Fund for the initial two years of its Advisory Agreement, economies of scale was not a relevant consideration.

 Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. They also considered the profits to be realized by the Adviser from other activities related to the Fund. The Trustees concluded that because of the Fund’s expense limitation agreement and its expected asset levels, they were satisfied that the Adviser’s level of profitability from its relationship with the Fund would not be excessive.

 Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that approval of the Advisory Agreement is in the best interests of each Trust and the shareholders of the Fund.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

Investment Adviser

Tatro Capital, LLC

104 Richmond Ave

Nicholasville, KY 40356

Distributor

Northern Lights Distributors, LLC

4020 South 147th Street

Omaha, NE 68137

Legal Counsel

Thompson Hine, LLC

41 South High Street, Suite 1700

Columbus, OH 43215

Independent Registered Public Accounting Firm

BBD, LLP

1835 Market Street, 26th Floor

Philadelphia, PA 19103

Transfer Agent

Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

Administrator

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

Custodian

Union Bank, National Association

350 California Street 6th Floor

San Francisco, California 94104

__________________________________________________________________________________________________________

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-877-395-5941 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-877-395-5941.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

 (a) The Registrant’s board of trustees has determined that Anthony J. Hertl is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Hertl is independent for purposes of this Item

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2012 – $13,000

2011 – N/A

(b)

Audit-Related Fees

2011 – None

2011 – N/A

(c)

Tax Fees

2012 – $2,000

2011 – N/A

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2012 - None

2011 – N/A

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2012

2011

Audit-Related Fees:

0.00%

0.00%

Tax Fees:

0.00%

0.00%

All Other Fees:

0.00%

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2012 - $2,000

2011 – N/A

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/6/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Andrew B. Rogers

        Andrew B. Rogers, President

Date

6/6/12

By (Signature and Title)

/s/Kevin Wolf

       Kevin Wolf, Treasurer

Date

6/6/12